[FLAG INVESTORS LOGO]
                                 FLAG INVESTORS

                                      FLAG
                                   INVESTORS
                                    EMERGING
                                     GROWTH
                                      FUND

                                 ANNUAL REPORT
                                OCTOBER 31, 1997

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

o Your Fund significantly outperformed several small company benchmark indexes for the year ended October 31, 1997.

o The Fund's after-tax return has been a very small reduction from the pre-tax figure for the three-year period. Since the Fund has historically had very low turnover, the new tax law reducing the gains on assets held more than 18 months should enhance that return going forward.

o Your management team has an average of over 23 years' investment experience. We seek to invest in companies that we believe are able to deliver high earnings growth, a strategy we have seen prove itself over different market cycles.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholders:

     What a difference six months makes. For the fiscal year ending October 31, 1997, your Fund's Class A Shares had a total return of 25.9%, significantly outperforming the NASDAQ (OTC) Industrial Index, Russell 2000 Growth Index and Lipper Small Capitalization Fund Index, which were up 18.3%, 21.2% and 18.6%, respectively (see table below). As you can also see, your Fund's Class A Shares had a total return of 35.8% during the second half of the year, following the difficult market environment the previous six months. Most importantly, over the past three years, your Fund's Class A Shares compounded at 25.5% annually.

Performance Comparisons*

                                                   6 Months Ended   1 Year Ended   3 Years Ended
                                                      10/31/97        10/31/97        10/31/97**
------------------------------------------------------------------------------------------------
 Flag Investors Emerging Growth Fund-Class A             35.8%          25.9%           25.5%
 ................................................................................................
 NASDAQ(OTC) Industrial Index                            27.6%           18.3%          17.9%
 ................................................................................................
 Russell 2000 Index                                      26.3%           29.3%          21.3%
 ................................................................................................
 Russell 2000 Growth Index                               30.7%           21.2%          18.3%
 ................................................................................................
 Lipper Small Capitalization Fund Index                  29.2%           18.6%          19.7%
 ................................................................................................
 S&P500 Index                                            15.2%           32.3%          27.6%
 ................................................................................................

--------
* These figures assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charge. The Russell 2000 Index, Russell 2000 Growth Index, NASDAQ (OTC) Industrial Index and Standard &Poor's (S&P) 500 Index are unmanaged. The Russell 2000 Index is an indicator of small company growth performance; the Russell 2000 Growth Index is comprised of the Russell 2000 Index securities with greater-than-average growth orientations; the NASDAQ (OTC) Industrial Index is comprised of more than 3,000 industrial issues covered by the NASDAQ Composite Index; and the S&P 500 Index is an indicator of general market performance. While the Lipper Small Capitalization Fund Index is unmanaged, it is comprised of the total return performance of the 30 largest funds in the Lipper Small Capitalization Fund Average, which are managed. Past performance is not an indicator of future results. Please review the Additional Performance Information on page 5.
**Annualized.

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

Fund's Strategy Benefited by New Tax Law

     Your Fund has achieved a competitive after-tax return. Moreover, the new tax law that reduces the tax rate on gains of assets held more than 18 months should enhance that return. The Fund's turnover has been low historically--an average of 35% over the last three years. As a result, we have owned a majority of the Fund's holdings for more than 18 months. The result is an after-tax return of 24.5% for the Class A Shares for the three-year period, a very small reduction from the 25.5% pre-tax figure.* Going forward, the tax on your gains should shrink accordingly.

Long-Term Investors

     We, of course, have not changed our strategy. We have always been long-term investors and only add companies to your portfolio that have characteristics indicating the potential for rapid earnings growth for many years so that shareholders will benefit from any share price appreciation that should follow those earnings. This is very different from the trading-oriented "short-term momentum" style that is pursued so broadly today and results in short holding periods and turnover rates exceeding 100% per year.

Growth Investors

     We think it bears repeating that we are growth investors. We seek out companies that we believe are able to deliver high earnings growth relentlessly, and we hold them as long as they deliver these earnings. Currently the expected weighted average future earnings growth per share is over 35%, as it has been for the past three years. Your management team, which averages over 23 years' investment experience, has seen this strategy prove itself over many market cycles. This same strategy has seen investment fads come and go and has delivered increasing wealth to those who select holdings carefully and invest for the long term.

--------
*After-tax performance was calculated by incorporating a 28% maximum tax bracket for long-term capital gains distributions and a 36% maximum tax bracket for ordinary income distributions.

--------------------------------------------------------------------------------

     An excellent illustration of our strategy at work has occurred since the volatility that severely impacted the emerging growth sector last spring. Many stocks declined dramatically in a single day as short-term momentum-driven holders reacted to short-term earnings glitches and sold, not staying long enough to try to understand the fundamentals. In contrast, we knew our companies well, recognized that our investment theses for them were intact and took advantage of the opportunities in several cases to add to our holdings of excellent companies at advantageous prices. These purchases enhanced your Fund's performance as the year progressed. These same stocks quickly became the leaders when the overall market improved. In the second quarter, including the market's low in April, stocks that were perceived to be the highest quality and most consistent performers handily outperformed all others. During this time period, your portfolio bounced back quickly. Again, when the market rewards quality and consistency, your portfolio has stood out. Thus, for long-term investors, volatility in the emerging growth sector, while painful at times, also creates opportunity.

     Thank you for your continued support. We look forward to reporting to you again next year.



Very truly yours,


/s/ Frederick L. Meserve, Jr.
-----------------------------
Frederick L. Meserve, Jr.
Portfolio Manager

November 21, 1997

FIVE LARGEST HOLDINGS
--------------------------------------------------------------------------------

                                                                      Percent of
Company                                                               Net Assets
--------------------------------------------------------------------------------
o Sipex Corp.                                                            6.3%
  Designs, manufactures, markets and sells analog integrated circuits.

o Manugistics Group, Inc.                                                4.8%
  Develops, markets and supports a line of business opera-tions software and services.

o Level One Communications, Inc.                                         4.5%
  Designs, develops and markets integrated circuit products for high speed digital signal transmission and networking connectivity applications.

o Synopsys, Inc.                                                         4.4%
  Develops, markets and supports high-level design automa-tion software for designers of integrated circuits and elec-tronics systems. The company has license agreements with over 400 customers, including major international semi-conductor, computer, communications, military and aero-space companies.

o Physician Sales and Service, Inc.                                      3.9%
  Distributes medical supplies, equipment and pharmaceuti-
  cals to primary care physicians in the United States.
--------------------------------------------------------------------------------

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

Additional Performance Information

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the Fund's performance to that of an appropriate market index. This graph must measure the growth of a $10,000 hypothetical investment from the Fund's initial public offering on June 15, 1988 through the most recent fiscal year-end and must reflect the impact of the Fund's total expenses and the currently effective 4.50% maximum sales charge for the Fund's Class A Shares and 4.00% maximum contingent deferred sales charge for the Fund's Class B Shares. No graph is given for the Fund's ABCAT Shares since the class commenced less than six months ago.

     While the following charts are required by SEC rules, such comparisons are of limited utility since the indices shown are not adjusted for sales charges and ongoing management, distribution and operating expenses applicable to the Fund. An investor who wished to replicate the total return of these indices would have had to own the securities that they represent. Acquiring these securities would require a considerable amount of money and would incur expenses that are not reflected in the index results.

     The SEC also requires that we report the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the currently effective 4.50% maximum sales charge for the Fund's Class A Shares and the 4.00% maximum contingent deferred sales charge for the Fund's Class B Shares. These total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

Additional Performance Information (continued)

Change in Value of a $10,000 Investment in Class A Shares*
June 15, 1988-October 31, 1997

                  [Graph Appears Here--See Plot Points Below]

               Flag Investors                                        NASDAQ
             Emerging Growth Fund          S&P 500 Index        (OTC) Industrial

 6/88              $ 9,550                    $10,000               $10,000
10/88                9,059                     10,299                 9,225
10/89               12,468                     13,008                11,000
10/90                8,525                     12,063                 8,891
10/91               14,539                     16,104                15,045
10/92               12,916                     17,707                16,184
10/93               13,992                     20,343                20,002
10/94               14,517                     21,123                19,958
10/95               19,296                     26,699                24,057
10/96               22,805                     33,128                27,668
10/97               28,718                     43,782                32,745


Average Annual Total Return*

  Periods Ended 9/30/97                1 Year      5 Years     Since Inception**
--------------------------------------------------------------------------------
  Class A Shares                       21.58%      17.96%           12.77%
 ................................................................................

 *These figures assume the reinvestment of dividends and capital gains distributions and include the Fund's 4.50% maximum sales charge. Past performance is not an indicator of future results.
**6/15/88.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

Change in Value of a $10,000 Investment in Class B Shares*
June 20, 1996-October 31, 1997

                  [Graph Appears Here--See Plot Points Below]

               Flag Investors                                        NASDAQ
             Emerging Growth Fund          S&P 500 Index        (OTC) Industrial

 6/96             $10,000                    $10,000                 $10,000
 7/96               9,022                      9,567                   8,890
10/96               9,932                     10,606                   9,703
 1/97              10,864                     11,881                  10,451
 4/97               9,148                     12,162                   8,898
 7/97              11,681                     14,539                  11,397
10/97              11,985                     14,017                  11,485

Average Annual Total Return*

  Periods Ended 9/30/97                1 Year     5 Years      Since Inception**
--------------------------------------------------------------------------------
  Class B Shares                       21.96%       --              21.18%
 ................................................................................

 *These figures assume the reinvestment of dividends and capital gains distributions and include the Fund's 4.00% maximum contingent deferred sales charge. Past performance is not an indicator of future results.
**6/20/96.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

Additional Performance Information (concluded)

Change in Value of a $10,000 Investment in Institutional Shares*
November 2, 1995-October 31, 1997

                  [Graph Appears Here--See Plot Points Below]

               Flag Investors                                        NASDAQ
             Emerging Growth Fund          S&P 500 Index        (OTC) Industrial

11/95             $10,000                    $10,000                $10,000
 1/96               9,829                     10,547                  9,996
 4/96              11,959                     10,903                 11,554
 7/96              10,571                     10,730                 10,202
10/96              11,648                     11,895                 11,134
 1/97              12,813                     13,325                 11,992
 4/97              10,819                     13,641                 10,325
 7/97              13,851                     16,306                 13,078
10/97              14,718                     15,721                 13,178


Average Annual Total Return*

Periods Ended 9/30/97                 1 Year      5 Years      Since Inception**
--------------------------------------------------------------------------------
  Institutional Shares                 27.60%        --             26.46%
 ................................................................................
  ABCAT Shares                           --          --             32.62%
 ................................................................................

 *These figures assume the reinvestment of dividends and capital gains distributions. Past performance is not an indicator of future results. **Inception dates: Institutional Shares, 11/2/95, ABCAT Shares, 5/9/97.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Statement of Net Assets                                         October 31, 1997

                                                             Value           Percent of
  Shares                     Security                      (Note 1)          Net Assets
---------------------------------------------------------------------------------------
COMMON STOCKS: 90.3%

Business Services: 21.4%
   58,000        AHL Services, Inc.*                      $ 1,036,750            0.8%
  134,900        Central Garden and Pet Co.*                3,541,125            2.8
  207,700        Cidco, Inc.*                               3,868,413            3.1
   81,900        Dialogic Corp.*                            3,378,375            2.7
  103,050        Energy Biosystems Corp.*                     515,250            0.4
  168,000        Manugistics Group, Inc.*                   5,985,000            4.8
  137,050        QuickResponse Services, Inc.*              4,454,125            3.5
  155,650        Wilmar Industries, Inc.*                   4,085,812            3.3
                                                          -----------           ----
                                                           26,864,850           21.4
                                                          -----------           ----
Capital Goods: 6.9%
   84,700        Advanced Lighting Technologies, Inc.*      1,704,588            1.4
   41,800        Aspect Development, Inc.*                  1,954,150            1.5
   21,200        Harbinger Corp.*                             630,700            0.5
  166,775        Itron, Inc.*                               3,418,888            2.7
   74,900        Xeikon N.V. ADR*                           1,020,512            0.8
                                                          -----------           ----
                                                            8,728,838            6.9
                                                          -----------           ----
Consumer Services: 16.7%
   54,325        Apollo Group, Inc.*                        2,295,231            1.8
  190,300        Apple South, Inc.                          3,544,338            2.8
   60,700        Just For Feet, Inc.*                         899,119            0.7
  178,575        O'Charleys, Inc.*                          3,303,638            2.6
  113,343        Pacific Sunwear of California*             3,131,100            2.5
   54,325        Papa John's International, Inc.*           1,605,983            1.3
  269,700        PETsMART, Inc.*                            2,056,462            1.7
   58,950        Starbucks Corp.*                           1,945,350            1.6
   51,750        Sylvan Learning Systems, Inc.*             2,179,969            1.7
                                                          -----------           ----
                                                           20,961,190           16.7
                                                          -----------           ----
Health Care Services: 14.1%
  136,700        Access Health, Inc.*                       4,750,325            3.8
  109,300        American Oncology Resources, Inc.*         1,598,512            1.3
  117,775        Genesis Health Ventures, Inc.*             2,885,488            2.3
   31,300        Guilford Pharmaceuticals, Inc.*              762,938            0.6
  120,325        PhyCor, Inc.*                              2,774,995            2.2
  200,350        Physician Sales and Service, Inc.*         4,908,575            3.9
                                                          -----------           ----
                                                           17,680,833           14.1
                                                          -----------           ----

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)                             October 31, 1997

                                                             Value           Percent of
  Shares                     Security                      (Note 1)          Net Assets
---------------------------------------------------------------------------------------
COMMON STOCKS (concluded)
Health Equipment and Services: 2.5%
   34,000        Heartport, Inc.*                        $    854,250            0.7%
   90,975        Perclose, Inc.*                            2,228,887            1.8
                                                         ------------           ----
                                                            3,083,137            2.5
                                                         ------------           ----
Media/Communications: 0.4%
   29,800        Getty Communications plc ADR*                439,550            0.4
                                                         ------------           ----
Technology -- Software/Services: 9.7%
  244,725        Integrated Systems, Inc.*                  4,313,278            3.4
   93,650        MAPICS, Inc.*                              1,065,269            0.8
   79,600        Marcam Solutions, Inc.*                      820,875            0.7
   56,800        SELECT Software Tools ADR*                   457,950            0.4
  141,646        Synopsys, Inc.*                            5,506,488            4.4
                                                         ------------           ----
                                                           12,163,860            9.7
                                                         ------------           ----
Technology -- Systems/Semiconductors: 13.2%
  127,250        Level One Communications, Inc.*            5,726,250            4.5
   89,000        Security Dynamics Technologies, Inc.*      3,014,875            2.4
  240,650        Sipex Corp.*                               7,911,369            6.3
                                                         ------------           ----
                                                           16,652,494           13.2
                                                         ------------           ----
Telecommunications -- Long Distance: 0.8%
   27,750        Pacific Gateway Exchange, Inc.*            1,061,437            0.8
                                                         ------------           ----

Transportation: 4.6%
   92,775        Atlantic Coast Airlines, Inc.*             1,959,872            1.5
   61,950        Coach USA, Inc.*                           1,843,013            1.5
   80,875        Landair Services, Inc.*                    1,981,437            1.6
                                                         ------------           ----
                                                            5,784,322            4.6
                                                         ------------           ----
Total Common Stocks
  (Cost $80,034,506)                                      113,420,511           90.3

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------


    Par                                                     Value            Percent of
   (000)                     Security                      (Note 1)          Net Assets
---------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT: 9.5%
  $11,864        Goldman Sachs & Co., 5.60%
                   Dated 10/31/97, to be repurchased
                   on 11/3/97, collateralized by U.S.
                   Treasury Bonds with a market
                   value of $12,102,152.
                   (Cost $11,864,000)                    $ 11,864,000            9.5%
                                                         ------------          -----
Total Investment in Securities**
(Cost $91,898,506)                                        125,284,511           99.8

Other Assets in Excess of Liabilities, Net                    278,012            0.2
                                                         ------------          -----
Net Assets                                               $125,562,523          100.0%
                                                         ============          =====
Net Asset Value and Redemption Price Per:
      Class A Share
        ($71,122,649 / 3,069,025 shares outstanding)              $23.17
                                                                  ======
      Class B Share
        ($5,719,048 / 249,987 shares outstanding)                 $22.88***
                                                                  ======
      Institutional Share
        ($13,068,162 / 562,042 shares outstanding)                $23.25
                                                                  ======
      ABCAT Share
        ($35,652,664 / 1,533,892 shares outstanding)              $23.24
                                                                  ======
Maximum Offering Price Per:
      Class A Share
        ($23.17 / 0.955)                                          $24.26
                                                                  ======
      Class B Share                                               $22.88
                                                                  ======
      Institutional Share                                         $23.25
                                                                  ======
      ABCAT Share                                                 $23.24
                                                                  ======

---------
  * Non-income producing security.
 ** Aggregate cost for federal tax purposes was $92,295,138.
*** Redemption value is $21.96 following a 4% maximum contingent deferred sales charge.

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Statement of Operations
                                                              For the
                                                             Year Ended
                                                             October 31,
--------------------------------------------------------------------------------
                                                                1997
Investment Income (Note 1):
  Interest                                                 $   415,195
  Dividends                                                     17,121
                                                           -----------
          Total income                                         432,316
                                                           -----------
Expenses:
  Investment advisory fee (Note 2)                             782,095
  Distribution fee (Note 2)                                    167,962
  Legal                                                         64,158
  Registration fees                                             54,754
  Accounting fee (Note 2)                                       53,054
  Transfer agent fee (Note 2)                                   52,448
  Printing and postage                                          29,132
  Audit                                                         25,314
  Custodian fee (Note 2)                                        22,843
  Miscellaneous                                                  9,245
  Directors' fees                                                3,284
                                                           -----------
          Total expenses                                     1,264,289
                                                           -----------
Expenses in excess of income                                  (831,973)
                                                           -----------
Realized and unrealized gain/(loss) on investments:
  Net realized gain from security transactions               6,273,549
  Change in unrealized appreciation or depreciation
    of investments                                          17,299,788
                                                           -----------
  Net gain on investments                                   23,573,337
                                                           -----------

Net increase in net assets resulting from operations       $22,741,364
                                                           ===========

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                     For the Year Ended October 31,
-----------------------------------------------------------------------------------
                                                          1997            1996

Increase/(Decrease) in Net Assets:
Operations:
   Expenses in excess of income                       $   (831,973)    $  (402,217)
   Net realized gain from security transactions          6,273,549       3,148,580
   Change in unrealized appreciation or
     depreciation of investments                        17,299,788       4,422,457
                                                      ------------     -----------
   Net increase in net assets resulting
     from operations                                    22,741,364       7,168,820
                                                      ------------     -----------
Dividends to Shareholders from:
   Net realized short-term gains:
     Class A Shares                                       (509,733)       (614,007)
     Class B Shares                                        (12,155)             --
     Institutional Shares                                 (262,737)        (60,009)
   Net realized mid-term and long-term gains:
     Class A Shares                                     (1,286,527)     (1,228,016)
     Class B Shares                                        (28,797)             --
     Institutional Shares                                 (663,099)       (120,017)
                                                      ------------     -----------
   Total distributions                                  (2,763,048)     (2,022,049)
                                                      ------------     -----------
Capital Share Transactions (Note 3):
   Proceeds from sale of shares                         77,654,561      34,395,004
   Value of shares issued in
     reinvestment of dividends                           2,667,198       1,913,272
   Cost of shares repurchased                          (40,585,610)    (13,733,625)
                                                      ------------     -----------
   Increase in net assets derived from capital
     share transactions                                 39,736,149      22,574,651
                                                      ------------     -----------
   Total increase in net assets                         59,714,465      27,721,422

Net Assets:
   Beginning of year                                    65,848,058      38,126,636
                                                      ------------     -----------
   End of year                                        $125,562,523     $65,848,058
                                                      ============     ===========

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Financial Highlights -- Class A Shares
(For a share outstanding throughout each year)
                                                                   For the
                                                                  Year Ended
                                                                  October 31,
--------------------------------------------------------------------------------
                                                                     1997
Per Share Operating Performance:
   Net asset value at beginning of year                             $ 19.14
                                                                    -------
Income from Investment Operations:
   Expenses in excess of income                                       (0.18)
   Net realized and unrealized gain on investments                     4.95
                                                                    -------
   Total from Investment Operations                                    4.77
Less Distributions:
   Distributions from net realized short-term gains                   (0.21)
   Distributions from net realized mid-term and long-term gains       (0.53)
                                                                    -------
   Total distributions                                                (0.74)
                                                                    -------
   Net asset value end of year                                      $ 23.17
                                                                    =======

Total Return(1)                                                       25.93%
Ratios to Average Daily Net Assets:
   Expenses                                                            1.44%
   Expenses in excess of income                                       (0.97)%
Supplemental Data:
   Net assets at end of year (000)                                  $71,123
   Portfolio turnover rate                                               42%
   Average commissions per share(2)                                 $0.0736


--------
(1) Total return excludes the effect of sales charge.
(2) Disclosure is required for fiscal year beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

                                                                                     For the Year Ended October 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                                        1996            1995             1994              1993
Per Share Operating Performance:
   Net asset value at beginning of year                               $ 17.09         $ 12.90          $ 14.02           $ 13.53
                                                                      -------         -------          -------           -------
Income from Investment Operations:
   Expenses in excess of income                                         (0.15)          (0.09)           (0.08)            (0.08)
   Net realized and unrealized gain on investments                       3.10            4.32             0.47              1.20
                                                                      -------         -------          -------           -------
   Total from Investment Operations                                      2.95            4.23             0.39              1.12
Less Distributions:
   Distributions from net realized short-term gains                     (0.30)             --               --                --
   Distributions from net realized mid-term and long-term gains         (0.60)          (0.04)           (1.51)            (0.63)
                                                                      -------         -------          -------           -------
   Total distributions                                                  (0.90)          (0.04)           (1.51)            (0.63)
                                                                      -------         -------          -------           -------
   Net asset value end of year                                        $ 19.14         $ 17.09          $ 12.90           $ 14.02
                                                                      =======         =======          =======           =======

Total Return(1)                                                         18.19%          32.92%            3.75%             8.33%
Ratios to Average Daily Net Assets:
   Expenses                                                              1.50%           1.50%            1.50%             1.50%
   Expenses in excess of income                                         (0.83)%         (0.64)%          (0.73)%           (0.52)%
Supplemental Data:
   Net assets at end of year (000)                                    $45,325         $38,127          $23,302           $28,867
   Portfolio turnover rate                                                 24%             39%              86%              133%
   Average commissions per share(2)                                   $0.0700              --               --                --

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CLASS B SHARES
(For a share outstanding throughout each period)

                                                                           For the Period
                                                            For the        June 20, 1996(1)
                                                          Year Ended           through
                                                          October 31,        October 31,
-------------------------------------------------------------------------------------------
                                                              1997              1996
Per Share Operating Performance:
   Net asset value at beginning of period                   $ 19.10            $ 19.22
                                                            -------            -------
Income from Investment Operations:
   Expenses in excess of income                               (0.18)             (0.12)
   Net realized and unrealized gain/(loss)
     on investments                                            4.70                 --
                                                            -------            -------
   Total from Investment Operations                            4.52              (0.12)
Less Distributions:
   Distributions from net realized short-term gains           (0.21)                --
   Distributions from net realized mid-term and
     long-term gains                                          (0.53)                --
                                                            -------            -------
   Total distributions                                        (0.74)                --
                                                            -------            -------
   Net asset value at end of period                         $ 22.88            $ 19.10
                                                            =======            =======

Total Return(2)                                               24.69%             (0.62)%
Ratios to Average Daily Net Assets:
   Expenses                                                    2.19%              2.25%(3)
   Expenses in excess of income                               (1.73)%            (1.67)%(3)
Supplemental Data:
   Net assets at end of period (000)                        $ 5,719            $   772
   Portfolio turnover rate                                       42%                24%
   Average commissions per share                            $0.0736            $0.0700

--------
(1) Commencement of operations.
(2) Total return excludes the effect of sales charge.
(3) Annualized.

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES
(For a share outstanding throughout each period)

                                                                         For the Period
                                                           For the      November 2, 1995(1)
                                                         Year Ended          through
                                                         October 31,       October 31,
-------------------------------------------------------------------------------------------
                                                            1997              1996
Per Share Operating Performance:
   Net asset value at beginning of period                 $ 19.15           $ 17.45
                                                          -------           -------
Income from Investment Operations:
   Expenses in excess of income                             (0.26)            (0.12)
   Net realized and unrealized gain
     on investments                                          5.10              2.72
                                                          -------           -------
   Total from Investment Operations                          4.84              2.60
Less Distributions:
   Distributions from net realized short-term gains         (0.21)            (0.30)
   Distributions from net realized mid-term and
     long-term gains                                        (0.53)            (0.60)
                                                          -------           -------
   Total distributions                                      (0.74)            (0.90)
                                                          -------           -------
   Net asset value at end of period                       $ 23.25           $ 19.15
                                                          =======           =======

Total Return                                                26.36%            16.48%
Ratios to Average Daily Net Assets:
   Expenses                                                  1.19%             1.25%(2)
   Expenses in excess of income                             (0.74)%           (0.61)%(2)
Supplemental Data:
   Net assets at end of period (000)                      $13,068           $19,751
   Portfolio turnover rate                                     42%               24%
   Average commissions per share                          $0.0736           $0.0700

--------
(1) Commencement of operations.
(2) Annualized.

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Financial Highlights -- ABCAT Shares
(For a share outstanding throughout each year)

                                                                For the Period
                                                                 May 9, 1997(1)
                                                                    through
                                                                  October 31,
--------------------------------------------------------------------------------
                                                                     1997
Per Share Operating Performance:
   Net asset value at beginning of period                          $ 18.64
                                                                   -------
Income from Investment Operations:
   Expenses in excess of income                                      (0.06)
   Net realized and unrealized gain on investments                    4.66
                                                                   -------
   Total from Investment Operations                                   4.60
                                                                   -------
Net asset value at end of period                                   $ 23.24
                                                                   =======

Total Return                                                         24.68%
Ratios to Average Daily Net Assets:
   Expenses                                                           1.19%(2)
   Expenses in excess of income                                      (0.69)%(2)
Supplemental Data:
   Net assets at end of period (000)                               $35,653
   Portfolio turnover rate                                              42%
   Average commissions per share                                   $0.0736

---------
(1) Commencement of operations.
(2) Annualized.


                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1 -- Significant Accounting Policies

     Flag Investors Emerging Growth Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on July 2, 1987 and commenced operations December 30, 1987, is registered under the Investment Company Act of 1940 as a diversified, open-end investment management company. Its objective is to seek long-term capital appreciation primarily through investment in a diversified portfolio of small and mid-sized emerging growth companies.

     The Fund consists of four share classes: Class A Shares, which commenced June 15, 1988; Institutional Shares, which commenced November 2, 1995; Class B Shares, which commenced June 20, 1996; and Alex. Brown Capital Advisory & Trust Shares (ABCAT Shares), which commenced May 9, 1997.

     The Class A and Class B Shares are subject to different sales charges and distribution fees. The Class A Shares have a front-end sales charge and the Class B Shares have a contingent deferred sales charge. The Institutional Shares and ABCAT Shares do not have a front-end sales charge, a contingent deferred sales charge or a distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation -- The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

     B. Repurchase Agreements -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 1 -- concluded

        buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. Federal Income Taxes -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

            The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

     D. Securities Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

NOTE 2 -- Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust New York Corporation, is the Fund's investment advisor. The Advisory Agreement provides for ICC to receive a maximum annual fee equal to 0.85% of the Fund's average daily net assets. However, the actual amount of

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

NOTE 2 -- concluded

the fee is contractually limited to an amount that would result in total expenses on Class A Shares of no more than 1.50%. The Fund paid ICC $782,095 in fees, which was equal to 0.85% of the Fund's average daily net assets, for advisory services for the year ended October 31, 1997.

     Certain officers and directors of the Fund are also officers or directors of the Fund's investment advisor.

     As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. The Fund paid ICC $53,054 for accounting services for the year ended October 31, 1997.

     As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. The Fund paid ICC $52,448 for transfer agent services for the year ended October 31, 1997.

     Effective September 22, 1997, Bankers Trust Company became the Fund's custodian. Prior to September 22, 1997, PNC Bank served as the Fund's custodian. From September 22, 1997 to October 31, 1997, the Fund accrued $2,440 in custody expenses.

     As compensation for providing distribution services, the Fund pays ICC Distributors, Inc. ("ICC Distributors"), a member of the Forum Financial Group of companies, an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Class A Shares' average daily net assets and 1.00% (including a 0.25% shareholder servicing fee) of the Class B Shares' average daily net assets. For the year ended October 31, 1997, distribution fees aggregated $167,962, of which $142,369 was attributable to the Class A Shares and $25,593 was attributable to the Class B Shares. No distribution fees were charged to the Institutional and ABCAT Shares. Prior to September 1, 1997, Alex. Brown & Sons Incorporated served as the Fund's distributor for the same compensation and on substantially the same terms as ICC Distributors.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the year ended October 31, 1997 was $1,993, and the accrued liability was $5,287.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 3 -- Capital Share Transactions

     The Fund is authorized to issue up to 20 million shares of $.001 par value capital stock (8 million Class A, 1 million Class B, 5 million Institutional, 5 million Alex. Brown Capital Advisory and Trust and 1 million undesignated). Transactions in shares of the Fund are listed below.

                                                 Class A Shares
                                         -------------------------------
                                            For the          For the
                                          Year Ended        Year Ended
                                         Oct. 31, 1997     Oct. 31, 1996
                                         -------------     -------------
Shares sold                                1,220,895           706,114
Shares issued to shareholders on
   reinvestment of dividends                  92,972           106,529
Shares redeemed                             (612,803)         (675,793)
                                        ------------      ------------
Net increase in shares outstanding           701,064           136,850
                                        ============      ============
Proceeds from sale of shares            $ 24,515,195      $ 13,138,521
Value of reinvested dividends              1,709,779         1,733,222
Cost of shares redeemed                  (12,465,235)      (11,827,481)
                                        ------------      ------------
Net increase from capital share
   transactions                         $ 13,759,739      $  3,044,262
                                        ============      ============

                                                    Class B Shares
                                         ---------------------------------
                                            For the       For the Period
                                          Year Ended     June 20, 1996* to
                                         Oct. 31, 1997     Oct. 31, 1996
                                         -------------   -----------------
Shares sold                                  234,480           40,579
Shares issued to shareholders on
   reinvestment of dividends                   2,231               --
Shares redeemed                              (27,166)            (137)
                                          ----------         --------
Net increase in shares outstanding           209,545           40,442
                                          ==========         ========
Proceeds from sale of shares              $5,012,881         $779,667
Value of reinvested dividends                 40,890               --
Cost of shares redeemed                     (564,373)          (2,766)
                                          ----------         --------
Net increase from capital share
   transactions                           $4,489,398         $776,901
                                          ==========         ========
---------
*Commencement of operations.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

NOTE 3 -- concluded

                                                   Institutional Shares
                                            ----------------------------------
                                               For the         For the Period
                                             Year Ended       Nov. 2, 1995* to
                                            Oct. 31, 1997       Oct. 31, 1996
                                            -------------     ----------------
Shares sold                                     834,599           1,127,123
Shares issued to shareholders on
   reinvestment of dividends                     49,811              11,073
Shares redeemed                              (1,353,795)**         (106,769)
                                           ------------         -----------
Net increase/(decrease) in shares
   outstanding                                 (469,385)          1,031,427
                                           ============         ===========
Proceeds from sale of shares               $ 16,289,665         $20,476,816
Value of reinvested dividends                   916,529             180,050
Cost of shares redeemed                     (26,372,242)**       (1,903,378)
                                           ------------         -----------
Net increase/(decrease) from capital share
   transactions                            $ (9,166,048)        $18,753,488
                                           ============         ===========


                                                                ABCAT Shares
                                                               ---------------
                                                               For the Period
                                                               May 9, 1997* to
                                                                Oct. 31, 1997
                                                               ---------------
Shares sold                                                       1,587,453***
Shares issued to shareholders on reinvestment of dividends               --
Shares redeemed                                                     (53,561)
                                                                -----------
Net increase in shares outstanding                                1,533,892
                                                                ===========
Proceeds from sale of shares                                    $31,836,820***
Value of reinvested dividends                                            --
Cost of shares redeemed                                          (1,183,760)
                                                                -----------
Net increase from capital share transactions                    $30,653,060
                                                                ===========
--------
  *Commencement of operations.
 **The number of shares redeemed and cost of shares redeemed for the year ended
   October 31, 1997 include the exchange from Institutional Shares into ABCAT Shares.
***The number of shares sold and proceeds from sale of shares for the year ended October 31, 1997 include the exchange from Institutional Shares into ABCAT Shares.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

NOTE 4 -- Investment Transactions

     Excluding short-term obligations, purchases of investment securities aggregated $63,082,113 and sales of investment securities aggregated $35,363,293 for the year ended October 31, 1997.

     On October 31, 1997, aggregate net unrealized appreciation over tax cost for portfolio securities was $32,989,373, of which $35,959,081 related to appreciated securities and $2,969,708 related to depreciated securities.

NOTE 5 -- Net Assets

     On October 31, 1997, net assets consisted of:

Paid-in capital:
  Class A Shares                                                  $ 41,392,440
  Class B Shares                                                     5,266,299
  Institutional Shares                                               9,587,440
  ABCAT Shares                                                      30,653,060
Accumulated net realized gain from security transactions             5,277,279
Unrealized appreciation of investments                              33,386,005
                                                                  ------------
                                                                  $125,562,523
                                                                  ============
NOTE 6 -- Tax Information (Unaudited)

     The following information summarizes all per share distributions paid by the Fund during the taxable period ending October 31, 1997.

                                           Total
   Record            Payable             Ordinary                Long-Term
    Date              Date                Income               Capital Gains
   ------            -------             --------              -------------
  12/20/96          12/30/96               $0.21                   $0.53

NOTE 7 -- Shareholder Meeting

     Alex. Brown Incorporated, which was the parent corporation of the Fund's investment advisor, merged into a subsidiary of Bankers Trust New York Corporation on September 1, 1997. Due to the change in control of Alex. Brown Incorporated, the Flag Investors Emerging Growth Fund held a special meeting for its shareholders on August 14, 1997. During the meeting, shareholders approved a new Investment Advisory Agreement between the Fund and ICC. The new agreement is substantially the same as the former agreement.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Report of Independent Accountants

To the Shareholders and Directors of
Flag Investors Emerging Growth Fund, Inc.:

     We have audited the accompanying statement of net assets of Flag Investors Emerging Growth Fund, Inc. as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the respective periods presented herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Flag Investors Emerging Growth Fund, Inc. as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the respective periods presented herein, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
November 26, 1997

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

Directors and Officers


                                TRUMAN T. SEMANS
                                    Chairman

     JAMES J. CUNNANE                                     CARL W. VOGT, ESQ.
          Director                                             Director

      RICHARD T. HALE                                         HARRY WOOLF
         Director                                              President

      JOHN F. KROEGER                                        AMY M. OLMERT
         Director                                              Secretary

       LOUIS E. LEVY                                       JOSEPH A. FINELLI
         Director                                              Treasurer

    EUGENE J. MCDONALD                                    LAURIE D. COLLIDGE
         Director                                         Assistant Secretary

     REBECCA W. RIMEL
         Director


Investment Objective

An open-end mutual fund seeking long-term capital appreciation primarily through investment in a diversified portfolio of small and mid-sized emerging growth companies.

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



                      This page intentionally left blank.

  -----------------------------------------------------------------------------
     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.
  -----------------------------------------------------------------------------

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                                 Current Income

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                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG


                                Distributed by:
                             ICC DISTRIBUTORS, INC.